Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense (benefit):
Federal			$ (11.5)	$ 12.0	$ (8.6)
State			(0.2)	3.4	(0.4)
Foreign			51.9	52.6	40.2
Deferred tax expense (benefit):
Federal			9.0	5.7	19.3
State			(0.6)	(0.6)	1.7
Foreign			(9.8)	5.5	(13.6)
Income Tax Expense (Benefit)	$ (21.4)	$ (3.8)	$ 38.8	$ 78.6	$ 38.6